Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000030198 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	104.30%
C000030197 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	104.30%
C000030205 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030205 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030205 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030205 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030205 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030205 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030205 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030205 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030205 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030205 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000030206 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030206 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030206 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030206 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030206 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030206 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030206 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030206 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030206 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030206 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000212356 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000212356 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212356 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212356 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212356 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212356 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212356 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000212356 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000212356 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000212356 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000030207 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030207 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030207 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030207 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030207 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030207 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030207 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030207 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030207 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030207 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%